Filed Pursuant to Rule 497
Registration No. 333-202399

TERRA INCOME FUND 6, INC.
SUPPLEMENT NO. 2 DATED JUNE 4, 2015
TO THE PROSPECTUS DATED APRIL 20, 2015

This supplement contains information which amends, supplements or modifies certain information contained in the prospectus of Terra Income Fund 6, Inc., which we refer to as the Company, our, us or we, dated April 20, 2015, or the Prospectus. Any matter disclosed herein shall be deemed to amend, supplement and qualify the respective sections of the Prospectus to the extent the relevance of such disclosure is readily apparent. Terms not defined herein shall have the meanings ascribed to them in the Prospectus.

You should carefully consider the “Risk Factors” beginning on page 30 of the Prospectus before you decide to invest in shares of our common stock.

ENTRY INTO CUSTODY AGREEMENT

On June 1, 2015, we entered into a custody agreement, or the Custodian Agreement, with U.S. Bank National Association, or the Custodian, for the provision of custody services. Under the Custodian Agreement, we will pay the Custodian annual asset-based fees as follows: 2.00 basis points on the first $500,000,000 of assets and 1.50 basis points on the balance of our assets. We also will reimburse the Custodian for certain out-of-pocket expenses incurred on our behalf.

PROSPECTUS UPDATES

Suitability Standards

This supplement supplements and amends the section of the Prospectus entitled “Suitability Standards” beginning on page i of the Prospectus by adding the following suitability standard immediately after the first full paragraph on page ii:

Kentucky — In addition to the suitability standards above, no Kentucky investor shall invest, in the aggregate, more than 10% of his or her liquid net worth in our shares or in the shares of our non-publicly traded business development company affiliates.

Suitability Standards

This supplement supplements and amends the section of the Prospectus entitled “Suitability Standards” beginning on page 133 of the Prospectus by adding the following suitability standard as the fourth full paragraph from the bottom of page 133:

Kentucky — In addition to the suitability standards above, no Kentucky investor shall invest, in the aggregate, more than 10% of his or her liquid net worth in our shares or in the shares of our non-publicly traded business development company affiliates.

Form of Subscription Agreement

This supplement replaces in its entirety the Form of Subscription Agreement found in Appendix A of the Prospectus.

S-1

APPENDIX A

TERRA INCOME FUND 6

SUBSCRIPTION AGREEMENT

1. INVESTMENT

Investment Amount $__________ Brokerage Account Number __________ *(if applicable)*

☐ Initial Investment (minimum is $5,000) ☐ Additional Purchase

Make all checks payable to **"UMB Bank, N. A., As Escrow Agent for Terra Income Fund 6, Inc."**

Cash, cashier's checks/official bank checks in bearer form, foreign checks, money orders, third-party checks or traveler's checks will **not** be accepted.

2. FORM OF OWNERSHIP *(select only one)*

Non-Custodial Ownership

☐ **Individual or Joint Tenant** *(Joint accounts will be registered as joint tenants with rights of survivorship unless otherwise indicated)*

☐ **Tenants in Common**

☐ **TOD** – *Optional designation of beneficiaries for individual joint owners with rights of survivorship or tenants by the entireties. (Please complete Transfer on Death Registration Form. You may download the form at www.TerraFund6.com)*

☐ **Uniform Gift/Transfer to Minors (UGMA/UTMA) Under the UGMA/UTMA of the State of** ______

☐ **Pension Plan** *(include Plan Documents)*

☐ **Trust** *(include entire trust document)*

☐ **Corporation or Partnership** *(include Corporate Resolutions or Partnership Agreement)*

☐ **Other** *(include title and signature pages)*

____
(please specify)

Custodial Ownership

Third-Party Administered Custodial Plan:

☐ IRA ☐ ROTH/IRA ☐ SEP/IRA ☐ SIMPLE

☐ 401K ☐ KEOGH ☐ PSP

☐ OTHER __________ *(please specify)*

____
Name of Custodian

____
Mailing Address

____
City | State | Zip Code

Custodian Information
(To be completed by above Custodian)

____
Custodian Tax ID #

____
Custodian Account #

____
Custodian Phone #

Signature of Custodian(s) or Trustee(s) (if applicable). Current Custodian must sign if investment is for an IRA Account.

____
Authorized Signature (Custodian or Trustee)

____
Date

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SUBSCRIPTION AGREEMENT

3. INVESTOR INFORMATION Please print name(s) in which the shares of common stock (the "Shares") of Terra Income Fund 6, Inc. (the "Company") are to be registered.

A. Individual/Trustee/Beneficial Owner

First Name ______ Middle Name ______ Last Name ______

Tax ID or SS# ______ Date of Birth (mm/dd/yyyy) ______

Daytime Phone Number ______ Email Address ______

Street Address ______ City ______ State ______ Zip Code ______

U.S. Driver's License State of Issuance ______ License number ______

Country of Citizenship ______

Residential Street Address *(This section must be completed for verification purposes if mailing address is a P.O. box.)*

Street Address ______ City ______ State ______ Zip Code ______

Any subscriber seeking to purchase Shares pursuant to a discount offered by us must submit such request in writing and set forth the basis for the request. Any such request will be subject to our verification.

B. Joint Owner/Co-Trustee/Minor

First Name ______ Middle Name ______ Last Name ______

Tax ID or SS# ______ Date of Birth (mm/dd/yyyy) ______ Daytime Phone Number ______

Street Address ______ City ______ State ______ Zip Code ______

Country of Citizenship ______

For Transfer Agent Use Only

Investor Check Date ______ Check # ______ Amount ______ Owner Account Number ______

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SUBSCRIPTION AGREEMENT

C. Trust/Corporation/Partnership/Other *(Trustee['s] information must be provided in sections 3A and 3B.)*

Entity Name/Title of Trust

Tax ID Number

Date of Trust

If Corporation: ☐ C Corporation ☐ S Corporation

D. Government ID *(Foreign citizens only)*

Identification documents must have a reference number and photo. Please attach a photocopy.

Place of birth:

City

State/Province

Country

Immigration Status: ☐ Permanent resident ☐ Non-permanent resident ☐ Non-resident

Check which type of document you are providing:

☐ U.S. Driver's License ☐ INS Permanent resident alien card ☐ Passport with U.S. Visa

☐ Employment Authorization Document

☐ Passport without U.S. Visa

Bank Name (required)

Account No. (required)

☐ Foreign national identity documents

Bank address (required)

Phone No. (required)

Documents number and country of issuance

Number for the document checked above

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SUBSCRIPTION AGREEMENT

4. DISTRIBUTIONS

Complete this section to: (A) enroll in the Distribution Reinvestment Plan; (B) elect to receive distributions by check mailed to you at the address set forth in section 3A above; (C) elect to receive distributions by check mailed to Custodian set forth in section 2 above; (D) receive distributions by check mailed to alternate address; or (E) elect to receive distributions by direct deposit (*select only one option*).

IRA accounts may not direct distributions without the custodian's approval.

I hereby subscribe for Shares and elect the distribution option indicated below:

☐ A. **Distribution Reinvestment Plan** (see Prospectus for details)*

☐ B. **Check Mailed** to the address set forth in section 3A

☐ C. **Check Mailed** to Custodian set forth in section 2

☐ D. **Check Mailed** to alternate address *(complete section below)*

☐ E. **Cash/Direct Deposit** *Non-Custodian Investors only* *(complete section below)***

*The Company requests that each investor that elects to have his or her distributions reinvested in the Distribution Reinvestment Plan agrees to notify the Company and the broker-dealer or registered investment adviser ("RIA") named in this Subscription Agreement in writing at any time there is a material change in his or her financial condition, including failure to meet the minimum income and net worth standards as imposed by the state in which he or she resides. This request in no way shifts the responsibility of the Company's sponsor, and participating broker-dealers and RIAs recommending the purchase of Shares, to make every reasonable effort to determine that the purchase of Shares is a suitable and appropriate investment based on information provided by you.

I authorize the Company or its agent to deposit my distribution to my checking, savings or brokerage account. This authority will remain in force until I notify the Company in writing to cancel it. In the event that the Company deposits funds erroneously into my account, they are authorized to debit my account for an amount not to exceed the amount of the erroneous deposit.

Complete this section if you checked item D or E.

Name/Entity Name/Financial Institution

Mailing Address | City | State | Zip Code

ABA/Routing Number, if applicable | Account Number

☐ Checking ☐ Savings ☐ Brokerage/Other

IF FUNDS ARE TO BE SENT TO A BANK, PLEASE ATTACH A VOIDED CHECK TO THIS FORM.

****The above services cannot be established without a pre-printed voided check. For electronic funds transfers, signatures of bank account owners are required exactly as they appear on the bank records. If the registration at the bank differs from that on this Subscription Agreement, all parties must sign below.**

Signature | Signature

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SUBSCRIPTION AGREEMENT

5. SUBSCRIBER SIGNATURES

Please carefully read and separately initial each of the representations below. In the case of joint investors, each investor must initial. The undersigned hereby represents (or, in the case of fiduciary accounts, the person authorized to sign on such subscriber's behalf) the following (**you must initial each of the representations below**):

Owner	Co-Owner	
______	______	a) I/We have a minimum net worth (not including home, home furnishings and automobiles) of at least $70,000 and a minimum annual income of at least $70,000; or I/we have a net worth (excluding home, home furnishings and automobiles) of at least $250,000; in the case of sales to fiduciary accounts, the suitability standards must be met by the beneficiary, the fiduciary account or by the donor or grantor who directly or indirectly supplies the funds for the purchase of Shares.
______	______	b) I/We have received the Prospectus of Terra Income Fund 6, Inc.
______	______	c) I/We am/are purchasing Shares for my/our own account.
______	______	d) I/We acknowledge that Shares are not liquid.
______	______	e) If an affiliate of the Company, I/we represent that the Shares are being purchased for investment purposes only and not for immediate resale.

Initial below if applicable:

Owner	Co-Owner	
______	______	f) If I am/we are a resident of **Alabama**, in addition to the general suitability standards above, I/we hereby represent that I/we have a liquid net worth of at least ten times my/our investment in this program and its affiliates.
______	______	g) If I am/we are a resident of **Idaho**, I/we must have either (i) an annual income of $85,000 and a net worth of $85,000 or (ii) a liquid net worth of $300,000. Additionally, my/our investment in the Company and any affiliated non-traded business development companies shall not exceed 10% of my/our liquid net worth. For these purposes, liquid net worth is the portion of my/our net worth that is cash, cash equivalents and readily marketable securities.
______	______	h) If I am/we are a resident of **Iowa**, I/we hereby acknowledge that in addition to the suitability standards above, Iowa requires that I/we limit my/our investment in non-traded business development companies, including my/our investment in the Company's common shares and in its affiliates, to a maximum of 10% of my/our liquid net worth. For these purposes, liquid net worth shall be defined as that portion of total net worth (total assets minus liabilities) that is comprised of cash, cash equivalents and readily marketable securities, as determined in conformity with generally acceptable accounting principles applicable in the United States.
______	______	i) If I/we am/are a resident of **Kansas**, I/we acknowledge that it is recommended by the Office of the Securities Commissioner that I/we limit my/our aggregate investment in the securities of the issuer and other non-traded business development companies to not more than 10% of my/our liquid net worth. For these purposes, liquid net worth shall be defined as that portion of total net worth (total assets minus liabilities) that is comprised of cash, cash equivalents and readily marketable securities, as determined in conformity with generally acceptable accounting principles applicable in the United States.
______	______	j) If I am/we are a resident of **Kentucky**, I/we certify that, in addition to the suitability standards above, I/we shall not invest, in the aggregate, more than 10% of my/our liquid net worth in the Company's shares or in the shares of the Company's non-publicly traded business development company affiliates.

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SUBSCRIPTION AGREEMENT

Owner **Co-Owner**

________ ________ k) If I/we am/are a resident of **Maine**, I/we acknowledge that it is recommended by the Maine Office of Securities that my/our aggregate investment in this offering and similar non-traded business development companies not exceed 10% of my/our liquid net worth. For this purpose, "liquid net worth" is defined as that portion of net worth that consists of cash, cash equivalents and readily marketable securities.

________ ________ l) If I am/we are a resident of **Massachusetts**, in addition to the suitability standards above, I/we certify that I/we will not invest over 10% of my/our liquid net worth in this offering and in other illiquid direct participation programs.

________ ________ m) If I am/we are a resident of **New Jersey**, I/we must have either (a) a minimum liquid net worth of at least $100,000 and a minimum annual gross income of not less than $85,000 or (b) a minimum liquid net worth of $350,000. For these purposes, "liquid net worth" is defined as that portion of net worth (total assets exclusive of home, home furnishings and automobiles, minus total liabilities) that consists of cash, cash equivalents and readily marketable securities. In addition, my/our investment in the Company, the Company's affiliates and other non-publicly traded direct investment programs (including real estate investment trusts, business development programs, oil and gas programs, equipment leasing programs and commodity pools, but excluding unregistered, federally and state exempt private offerings) may not exceed ten percent (10%) of my/our liquid net worth.

________ ________ n) If I/we am/are a resident of **New Mexico**, I/we certify that, in addition to the general suitability standards listed above, my/our investment in the Company's common shares, in the Company's affiliates, and in other non-traded business development companies, will be limited to a maximum of 10% of my/our liquid net worth. Liquid net worth is defined as that portion of net worth which consists of cash, cash equivalents and readily marketable securities.

________ ________ o) If I/we am/are a resident of **North Dakota**, I/we certify that, in addition to the suitability standards relating to net income and net worth, I/we have a net worth of at least ten times my/our investment in the Company.

________ ________ p) If I am/we are a resident of **Ohio**, I/we will limit my/our investment in shares of the Company's common stock, in the Company's affiliates and in other non-traded business development companies to not more than 10% of my/our liquid net worth. Liquid net worth is that portion of my/our net worth (total assets exclusive of primary residence, home furnishings and automobiles minus total liabilities) that is comprised of cash, cash equivalents and readily marketable securities,

________ ________ q) If I am/we are a resident of **Oklahoma**, I/we certify that, in addition to the suitability standards above, my/our purchases of the Company's common shares will not exceed 10% of my/our net worth (not including home, home furnishings and automobiles).

________ ________ r) If I/we am/are a resident of **Oregon**, I/we certify that my/our investment in the Company and in the Company's affiliates will be limited to a maximum of 10% of my/our net worth.

________ ________ s) If I am/we are a resident of **Tennessee**, I/we certify that, in addition to meeting the general suitability standards stated above, I/we may not invest more than ten percent (10%) of my/our liquid net worth (exclusive of home, home furnishings and automobiles) in this offering or any follow-on offering of this offering. In addition, it is recommended that my/our aggregate investment in this offering and in similar direct participation program investments not exceed 10% of my/our net worth (exclusive of home, home furnishings and automobiles).

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SUBSCRIPTION AGREEMENT

6. IMPORTANT INFORMATION

Substitute IRS Form W-9 Certification:

I/We declare that the information supplied in this subscription agreement is true and correct and may be relied upon by the Company in connection with my/our investment in the Company. Under penalties of perjury, each investor signing below certifies that (1) the number shown in the Social Security Number/Tax ID Number field in Section 3 of this Subscription Agreement is my correct taxpayer identification number (or I am waiting for a number to be issued to me); (2) I am not subject to backup withholding because (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service ("IRS") that I am subject to backup withholding as a result of a failure to report all interest or dividends or (c) the IRS has notified me that I am no longer subject to backup withholding; and (3) I am a U.S. person (including a non-resident alien). **NOTE: You must cross out item (2) above if you have been notified by the IRS that you are currently subject to backup withholding because you have failed to report all interest and dividends on your tax return.**

The IRS does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

Owner Signature	Date
Co-Owner Signature	Date

By signing below, you hereby acknowledge receipt of the Prospectus, not less than five (5) business days prior to the signing of this Subscription Agreement. The Prospectus is available at *www.sec.gov*. You are encouraged to read the Prospectus carefully before making any investment decisions. You agree that if this subscription is accepted, it will be held, together with the accompanying payment, on the terms described in the Prospectus. You agree that subscriptions may be rejected in whole or in part by the Company in its sole and absolute discretion. You understand that you will receive a confirmation of your purchase, subject to acceptance by the Company, within 15 days from the date your subscription is received and accepted, and that the sale of Shares pursuant to this subscription agreement will not be effective until at least five business days after the date you have received a final Prospectus.

By signing below, you also acknowledge that you have been advised that the assignability and transferability of the Shares is restricted and governed by the terms of the Prospectus; there are risks associated with an investment in the Shares; and you should not invest in the Shares unless you have an adequate means of providing for your current needs and personal contingencies and have no need for liquidity in this investment.

The Company is required by law to obtain, verify and record certain personal information from you or persons on your behalf in order to establish the account. Required information includes name, date of birth, permanent residential address and Social Security/Tax ID number. We may also ask to see other identifying documents. If you do not provide the information, the Company may not be able to open your account. By signing the Subscription Agreement, you agree to provide this information and confirm that this information is true and correct. You further agree that the Company may discuss your personal information and your investment in the Shares at any time with your then current financial advisor. If we are unable to verify your identity, or that of another person(s) authorized to act on your behalf, or if we believe we have identified potentially criminal activity, we reserve the right to take action as we deem appropriate which may include closing your account.

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SUBSCRIPTION AGREEMENT

By signing below, you also acknowledge that:

- **You do not expect to be able to sell your Shares regardless of how the Company performs.**
- **If you are able to sell your Shares, you will likely receive less than your purchase price.**
- **The Company does not intend to list the Shares on any securities exchange during the offering period or for what may be a significant time thereafter, and it does not expect a secondary market in the Shares to develop.**
- **Although the Company has implemented a share repurchase program, only a limited number of Shares are eligible for repurchase. Any such repurchases will be at a 10% discount to the current offering price in effect on the date of repurchase. The Company may suspend or terminate its share repurchase program at any time.**
- **You may not have access to the money you invest for an indefinite period of time until the Company completes a liquidity event. Moreover, there is no assurance that the Company will ever complete a liquidity event.**
- **An investment in the Shares is not suitable for you if you need access to the money you invest.**
- **Distributions may be funded from offering proceeds or borrowings, which may constitute a return of capital and reduce the amount of capital available to the Company for investment. Any capital returned to stockholders through distributions will be distributed after payment of fees and expenses.**

______________________________	______________
Owner Signature	Date
______________________________	______________
Co-Owner Signature	Date

☐ I/WE AM/ARE EMPLOYEE(S) OF TERRA CAPITAL MARKETS, AN AFFILIATE, BROKER AND/OR AN IMMEDIATE FAMILY MEMBER OF ONE OF THE ABOVE. I ACKNOWLEDGE THAT I WILL NOT BE PAID/ CHARGED A COMMISSION FOR THIS PURCHASE, BUT WILL RECEIVE ADDITIONAL SHARES OF THE COMPANY OR FRACTIONS THEREOF.

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SUBSCRIPTION AGREEMENT

7. BROKER-DEALER/FINANCIAL ADVISOR INFORMATION

All sales of securities must be made through a broker-dealer. If an RIA introduces a sale, the sale must be conducted through the RIA in his or her capacity as a registered representative of a broker-dealer. The Financial Advisor/RIA must sign below to complete the order.

The undersigned confirms on behalf of the broker-dealer that they (i) are registered and/or properly licensed in the state in which the sale of the Shares to the investor executing this Subscription Agreement has been made and that the offering of the Shares is registered for sale in such state (ii) have reasonable grounds to believe that the information and representations concerning the investor identified herein are true, correct and complete in all respects; (iii) have discussed such investor's prospective purchase of the Shares with such investor; (iv) have advised such investor of all pertinent facts with regard to the fundamental risks of the investment, including the lack of liquidity and marketability of the Shares; (v) have delivered or made available current prospectus of the company relating to the Shares for which you have subscribed, as supplemented and amended through the date hereof (the "Prospectus") and related supplements, if any, to such investor; (vi) have reasonable grounds to believe that the investor is purchasing these Shares for his or her own account; and (vii) have reasonable grounds to believe that the purchase of Shares is a suitable investment for such investor, that the undersigned will obtain and retain records relating to such investor's suitability for a period of six years, that such investor meets the suitability standards applicable to such investor set forth in the Prospectus and related supplements, if any, that such investor is in a financial position to enable such investor to realize the benefits of such an investment and to suffer any loss that may occur with respect thereto and that such investor has an understanding of the fundamental risks of the investment, the background and qualifications of the persons managing the Company and the tax consequences of purchasing and owning Shares; and (viii) in the case of an RIA, that the purchase of Shares is in the best interests of the investor. The undersigned Financial Advisor/RIA further represents and certifies that in connection with this subscription for Shares, he/she has complied with and has followed an applicable policies and procedures under his/her firm's existing Anti-Money Laundering Program and Customer Identification Program.

Broker-Dealer ____________________ Financial Advisor/RIA Name ____________________

Advisor Mailing Address ____________________

City ____________________ State ________ Zip Code ________

Advisor No. ____________ Branch No. ____________ Advisor CRD No. ____________

Email Address ____________________ Telephone No. ____________

Financial Advisor/RIA Signature ____________ Date ________ Principal Signature ____________ Date ________

RIA (check if applicable)

☐ I am a Registered Investment Advisor and will NOT be paid a commission for this purchase.

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SUBSCRIPTION AGREEMENT

8. Delivery Instructions

PLEASE MAIL the properly completed and executed ORIGINALS of the subscription agreement to the address below. For IRA or other Custodial Accounts, mail investor-signed documents to the Custodian for signatures.

Standard Mail

Please mail your check for the investment amount made payable to **"UMB Bank, N. A., As Escrow Agent for Terra Income Fund 6, Inc."** to the address below:

UMB Bank, N. A.
Attn: Lara Stevens, Corporate Trust
1010 Grand Ave, 4th Floor
M/S 1020409
Kansas City, MO 64106

Wire Transfer

UMB Bank Escrow for Terra Income Fund 6
ABA Routing #101000695, Account #9872189566
FBO (Name of Investor[s])

If you have any questions, please call your registered representative or Terra Capital Markets, LLC, at (855) 858-1500.

9. Final Review

Section 1
Indicate investment amount in dollars. Make all checks payable to **"UMB Bank, N. A., As Escrow Agent for Terra Income Fund 6, Inc."**

Section 2 *Choose type of ownership*

- **Non-Custodial Ownership**
  Accounts with more than one owner must have **ALL PARTIES SIGN** where indicated on page 8. Include **ALL** pages required as indicated in Section 2 for Pension Plans, Trusts or Corporate Partnerships.
- **Custodial Ownership**
  IRA Accounts and other Custodial Accounts: Information must be completed **BY THE CUSTODIAN**. Have all documents signed by appropriate officers as indicated in their Corporate Resolutions (include Corporate Resolutions).

Section 3
Include names, addresses, dates of birth and Social Security or Tax ID numbers for all investors or Trustees.

Section 4
Choose Distribution Allocation option.

Section 5
Have **ALL** owners initial and sign where indicated on pages 5-6.

Section 6
To be signed by the investor or authorized person.

Section 7
To be signed and completed by your Financial Advisor or Registered Investment Adviser.

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